Supplement Dated August 15, 2013

To the

Prospectus Dated May 1, 2013

For the

Farmers Variable Universal Life

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

Effective as of the close of the New York Stock Exchange on August 15, 2013, the PVC MIdCap Account will no longer be available for purchases from new contractholders of variable products invested in the MidCap Account.

•	Contractholders as of August 15, 2013 may continue to select this investment option.

•	Funds of funds, such as the Strategic Asset Management (SAM) Portfolios and Principal LifeTime Accounts, may continue to invest in the MIdCap Account.

Please Retain This Supplement for Future Reference.

Supplement Dated July 12, 2013

To the

Prospectus Dated May 1, 2013

For the

Farmers Variable Universal Life

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

Effective on or about July 12, 2013, QS Investors, LLC will no longer serve as subadvisor to DWS Core Equity VIP.

This Supplement amends the Prospectus by deleting all references to QS Investors, LLC.

Please Retain This Supplement for Future Reference.